COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments, other commitments, liability, fiscal year maturity
Amount
The remainder of 2026	$36,655
2027	28,235
2028	3,966
2029	-
Total contractual obligations	$68,856